Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Net Defined Benefit Plan Obligations

The movement on net defined benefit plan obligations was as follows:

	Pension Plans(1)		OPEB(1)		Total(1)
	2017	2016	2017	2016	2017	2016
As of January 1	(1,259)	(1,135)	(140)	(157)	(1,399)	(1,292)
Plan (expense) benefit recognized in income statement:
Continuing operations	(122)	(138)	(13)	(11)	(135)	(149)
Discontinued operations	-	5	1	-	1	5
Actuarial gains (losses)	19	(79)	1	12	20	(67)
Settlement loss	(5)	-	-	-	(5)	-
Exchange differences	(26)	31	(4)	1	(30)	32
Contributions paid	578	74	12	14	590	88
Other	3	(17)	1	1	4	(16)
Net plan obligations as of December 31	(812)	(1,259)	(142)	(140)	(954)	(1,399)
Net plan surpluses recognized in non-current assets					30	18
Net plan obligations recognized in non-current liabilities					(984)	(1,417)

(1) Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans

The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position were as follows:

	Funded		Unfunded(1)		OPEB		Total
As of December 31,	2017	2016	2017	2016	2017	2016	2017	2016
Present value of plan obligations	(7,182)	(6,819)	(325)	(313)	(114)	(114)	(7,621)	(7,246)
Fair value of plan assets	7,142	6,164	-	-	-	-	7,142	6,164
	(40)	(655)	(325)	(313)	(114)	(114)	(479)	(1,082)
Unrecognized plan assets(2)	(437)	(280)	-	-	-	-	(437)	(280)
Net plan obligations	(477)	(935)	(325)	(313)	(114)	(114)	(916)	(1,362)
Net plan surpluses	28	15	-	-	-	-	28	15
Net plan obligations	(505)	(950)	(325)	(313)	(114)	(114)	(944)	(1,377)

(1) Unfunded pension plans consist of SERPs for eligible employees.

(2) Unrecognized plan assets are not included in the consolidated statement of financial position because they are not considered recoverable, as the Company cannot unilaterally reduce future contributions in order to utilize the surplus. The Company considered the related plans’ funded status, expected future service accruals and employer contribution commitments in determining the plan assets that are subject to this asset ceiling restriction.

Disclosure of Present Value of Defined Benefit Obligations

The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Opening defined benefit obligation	(6,819)	(6,518)	(313)	(314)	(114)	(133)	(7,246)	(6,965)
Current service cost:
Continuing operations	(80)	(78)	(3)	(3)	(1)	(1)	(84)	(82)
Discontinued operations	-	(2)	-	-	-	-	-	(2)
Administration fees	(12)	(19)	(1)	(1)	-	-	(13)	(20)
Interest cost	(213)	(240)	(12)	(13)	(4)	(5)	(229)	(258)
Actuarial losses from changes in financial assumptions(1)	(333)	(934)	(16)	(10)	(8)	(2)	(357)	(946)
Actuarial gains from changes in demographic assumptions(2)	74	58	2	4	1	2	77	64
Experience (losses) gains	(29)	(46)	1	-	7	16	(21)	(30)
Contributions by employees	(9)	(9)	-	-	(2)	(2)	(11)	(11)
Benefits paid	318	258	19	18	9	11	346	287
Administration fees disbursements	10	18	1	1	-	-	11	19
Settlement	302	-	-	-	-	-	302	-
Curtailment gain:
Continuing operations	1	11	-	-	-	-	1	11
Discontinued operations	-	8	-	-	-	-	-	8
Exchange differences	(390)	704	(2)	3	-	-	(392)	707
Other	(2)	(30)	(1)	2	(2)	-	(5)	(28)
Closing defined benefit obligation	(7,182)	(6,819)	(325)	(313)	(114)	(114)	(7,621)	(7,246)

(1) Losses in 2017 and 2016 were primarily associated with a decrease in discount rates at the measurement date, compared to the prior measurement date.

(2) Gains in 2017 and 2016 were primarily associated with new mortality tables reflecting shorter life expectancy.

Defined Benefit Obligation - Other Disclosures

The total closing defined benefit obligation can be further analyzed by participant group and by geography.

	2017	2016		2017	2016
Active employees	27%	25%	U.S.	37%	39%
Deferred	40%	38%	U.K.	56%	53%
Retirees	33%	37%	Rest of world	7%	8%
Closing defined benefit obligation	100%	100%		100%	100%

Summary of Weighted-Average Duration of Plan Obligations	The weighted-average duration of plan obligations were as follows:

Years	2017	2016
TRGP	18	17
RPF	20	21
SPS	14	15
TTC	19	19

Fair Value of Plan Assets

The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Opening fair value of plan assets	6,164	5,944	-	-	-	-	6,164	5,944
Interest income(1)	205	216	-	-	-	-	205	216
Return on plan assets excluding amounts included in interest income(2)	439	939	-	-	-	-	439	939
Contributions by employer	557	55	20	21	7	9	584	85
Contributions by employees	9	9	-	-	2	2	11	11
Benefits paid	(318)	(258)	(19)	(18)	(9)	(11)	(346)	(287)
Administration fees disbursements	(10)	(18)	(1)	(1)	-	-	(11)	(19)
Settlement	(307)	-	-	-	-	-	(307)	-
Exchange differences	397	(725)	-	-	-	-	397	(725)
Other	6	2	-	(2)	-	-	6	-
Closing fair value of plan assets	7,142	6,164	-	-	-	-	7,142	6,164

(1) Interest income is calculated using the discount rate for the period.

(2) Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate (which also considers limitations from unrecognized plan assets).

Summary of Major Categories of Plan Assets for Funded Plans

In aggregate, the major categories of plan assets for funded plans were as follows:

	Quoted(1)		Unquoted		Total
	2017	2016	2017	2016	2017	2016
Equities(2)
U.S.	149	167	123	120	272	287
U.K.	11	12	-	-	11	12
All other	184	174	737	1,036	921	1,210
Total Equities	344	353	860	1,156	1,204	1,509
Bonds(3)
Corporate
U.S.	197	279	691	470	888	749
U.K.	2	-	192	354	194	354
All other	10	8	595	791	605	799
Government
U.S.	7	-	544	248	551	248
U.K.	2	-	1,167	985	1,169	985
All other	2	-	13	4	15	4
Other fixed income	154	154	354	374	508	528
Total Bonds	374	441	3,556	3,226	3,930	3,667
Multi-asset(4)
U.K.	-	-	99	81	99	81
All other	-	-	638	384	638	384
Total Multi-asset	-	-	737	465	737	465
Property	27	25	6	32	33	57
Insurance	-	-	171	80	171	80
Derivatives	-	-	375	51	375	51
Cash and cash equivalents	408	110	270	214	678	324
Other	6	5	8	6	14	11
Total	1,159	934	5,983	5,230	7,142	6,164

(1) Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.

(2) Equities include direct shareholdings and funds focused on equity strategies.

(3) Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies and Other fixed income includes blended Corporate/Government credit strategies.

(4) Multi-asset includes funds that invest in a range of asset classes.

Summary of Weighted-Average Actuarial Assumptions

The weighted-average actuarial assumptions were as follows:

	Funded		Unfunded		OPEB
As of December 31,	2017	2016	2017	2016	2017	2016
Discount rate	2.79%	3.09%	3.54%	4.01%	3.39%	3.78%
Inflation assumption	3.26%	3.21%	2.70%	2.66%	-	-
Rate of increase in salaries	3.40%	3.37%	3.49%	3.49%	3.50%	3.50%
Rate of increase in pension payments	2.99%	2.94%	3.10%	3.05%	-	-
Medical cost trend	-	-	-	-	6.50%	6.50%

Summary of Life Expectation in Years of an Average Plan Participant

December 31, 2017	Life Expectation in Years
	Male	Female
Employee retiring as of December 31, 2017 at age 65	22	24
Employee age 40 as of December 31, 2017 retiring at age 65	24	26

December 31, 2016	Life Expectation in Years
	Male	Female
Employee retiring as of December 31, 2016 at age 65	23	25
Employee age 40 as of December 31, 2016 retiring at age 65	25	27

Defined Benefit Plan Expense

Defined benefit plan expense for years ended December 31, 2017 and 2016 was as follows:

Income Statement(1)	Funded		Unfunded		OPEB		Total
Year ended December 31,	2017	2016	2017	2016	2017	2016	2017	2016
Current service cost	80	78	3	3	1	1	84	82
Net interest cost	16	33	12	13	4	5	32	51
Administration fees	12	19	1	1	-	-	13	20
Settlement loss	5	-	-	-	-	-	5	-
Curtailment gain	(1)	(11)	-	-	-	-	(1)	(11)
Defined benefit plan expense	112	119	16	17	5	6	133	142

(1) Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 5. Net interest cost is reported in “Finance costs, net” as set out in note 7.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans

The following summarizes amounts recognized in other comprehensive (income) loss for material defined benefit plans:

Other Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total
Year ended December 31,	2017	2016	2017	2016	2017	2016	2017	2016
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	333	934	16	10	8	2	357	946
Due to demographic assumption changes	(74)	(58)	(2)	(4)	(1)	(2)	(77)	(64)
Due to experience	29	46	(1)	-	(7)	(16)	21	30
Return on plan assets greater than discount rate	(439)	(938)	-	-	-	-	(439)	(938)
Change in irrecoverable surplus other than interest	120	86	-	-	-	-	120	86
Total recognized in other comprehensive (income) loss before taxation	(31)	70	13	6	-	(16)	(18)	60

Accumulated Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Balance of actuarial losses (gains) at January 1	1,178	1,194	66	60	(81)	(65)	1,163	1,189
Net actuarial (gains) losses recognized in the year	(151)	(16)	13	6	-	(16)	(138)	(26)
Balance of actuarial losses (gains) at December 31	1,027	1,178	79	66	(81)	(81)	1,025	1,163
Balance of asset ceiling at January 1	278	184	-	-	-	-	278	184
Interest cost on irrecoverable surplus	8	8	-	-	-	-	8	8
Effects of the asset ceiling in the year	120	86	-	-	-	-	120	86
Balance of asset ceiling at December 31	406	278	-	-	-	-	406	278
Total accumulated comprehensive loss (income) at December 31	1,433	1,456	79	66	(81)	(81)	1,431	1,441